GOODWILL (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Goodwill from acquisition	$ 724,940	$ 724,940	$ 724,940
Less: Accumulated impairment losses	0	0	0
Net carrying amount	$ 724,940	$ 724,940	$ 724,940